Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2025
Share-Based Payment Arrangement [Abstract]
Total share-based compensation expense
The following table summarizes the total share-based compensation expense that we recorded in operating income for the periods shown.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Cost of service revenue	$420	$398	$371
Cost of product and other revenue	3	4	3
Selling and marketing	541	506	429
Research and development	629	639	532
General and administrative	375	368	377
Restructuring	—	25	—
Total share-based compensation expense	1,968	1,940	1,712
Income tax benefit	(548)	(594)	(373)
Decrease in net income	$1,420	$1,346	$1,339

Assumptions to estimate the fair value of stock options granted and shares purchased under Employee Stock Purchase Plan
We used the following assumptions to estimate the fair value of stock options granted and shares purchased under our Employee Stock Purchase Plan for the periods indicated:

	Twelve Months Ended July 31,
	2025	2024	2023
Assumptions for stock options:
Expected volatility (range)	29.54%	31%	30.41% - 33.19%
Weighted-average expected volatility	29.54%	31%	30.67%
Risk-free interest rate (range)	3.95%	4.13%	3.52% - 4.46%
Expected dividend yield	0.53%	0.57%	0.63%

Assumptions for ESPP:
Expected volatility (range)	30% - 31%	27% - 36%	38% - 48%
Weighted-average expected volatility	30%	31%	42%
Risk-free interest rate (range)	4.29% - 5.39%	4.94% - 5.55%	1.59% - 4.74%
Expected dividend yield (range)	0.56% - 0.69%	0.57% - 0.75%	0.74% - 0.81%

Share-based awards available for grant
A summary of share-based awards available for grant under our plans for the fiscal periods indicated was as follows:

(Shares in thousands)	Shares Available for Grant
Balance at July 31, 2022	26,260
Restricted stock units granted (1)	(12,098)
Options granted	(413)
Share-based awards canceled/forfeited/expired (1)(2)	5,277
Balance at July 31, 2023	19,026
Additional shares authorized	12,200
Restricted stock units granted (1)	(9,782)
Options granted	(326)
Share-based awards canceled/forfeited/expired (1)(2)	6,199
Balance at July 31, 2024	27,317
Restricted stock units granted (1)	(8,812)
Options granted	(287)
Share-based awards canceled/forfeited/expired (1)(2)	6,929
Balance at July 31, 2025	25,147
(1)RSUs granted from the pool of shares available for grant under our Restated 2005 Plan reduce the pool by 2.3 shares for each share granted. RSUs forfeited and returned to the pool of shares available for grant under the Restated 2005 Plan increase the pool by 2.3 shares for each share forfeited.
(2)Stock options and RSUs canceled, expired, or forfeited under our Restated 2005 Plan are returned to the pool of shares available for grant. Under the Restated 2005 Plan, shares withheld for income taxes upon vesting of RSUs that were granted on or after July 21, 2016 are also returned to the pool of shares available for grant.

Summary of restricted stock unit activity
A summary of RSU and restricted stock activity for the periods indicated was as follows:

(Shares in thousands)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at July 31, 2022	11,467	$413.32
Granted	5,260	452.45
Vested	(4,019)	414.12
Forfeited	(814)	364.45
Nonvested at July 31, 2023	11,894	433.70
Granted	4,253	590.59
Vested	(4,233)	439.08
Forfeited	(990)	390.17
Nonvested at July 31, 2024	10,924	496.64
Granted	3,831	696.82
Vested	(3,674)	512.36
Forfeited	(1,508)	456.60
Nonvested at July 31, 2025	9,573	$577.03

Additional information regarding RSUs
Additional information regarding our RSUs is shown in the table below.

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Total fair market value of shares vested	$2,434	$2,575	$1,673

Share-based compensation for RSUs	$1,882	$1,857	$1,636

Total tax benefit related to RSU share-based compensation expense	$524	$545	$339

Cash tax benefits realized for tax deductions for RSUs	$533	$526	$347

Stock option activity
A summary of stock option activity for the periods indicated was as follows:

	Options Outstanding
(Shares in thousands)	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at July 31, 2022	2,292	$289.62
Granted	413	489.85
Exercised	(551)	163.64
Canceled or expired	(24)	368.72
Balance at July 31, 2023	2,130	360.17
Granted	326	626.32
Exercised	(570)	212.89
Canceled or expired	(114)	467.16
Balance at July 31, 2024	1,772	449.66
Granted	287	781.21
Exercised	(660)	354.70
Canceled or expired	(80)	493.70
Balance at July 31, 2025	1,319	$566.59

Stock options outstanding
Information regarding stock options outstanding as of July 31, 2025 is summarized below:

	Number of Shares (in thousands)	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value (in millions)
Options outstanding	1,319	5.03	$566.59	$288
Options exercisable	572	3.79	$468.33	$181

Additional information regarding stock options and ESPP shares
Additional information regarding our stock options and ESPP shares is shown in the table below.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Weighted-average fair value of options granted (per share)	$246.17	$188.54	$144.92

Total grant date fair value of options vested	$43	$38	$33

Aggregate intrinsic value of options exercised	$208	$209	$150

Share-based compensation expense for stock options and ESPP	$86	$83	$76

Total tax benefit for stock option and ESPP share-based compensation	$24	$49	$34

Cash received from option exercises	$234	$121	$90

Cash tax benefits realized related to tax deductions for non-qualified option exercises and disqualifying dispositions under all share-based payment arrangements	$27	$49	$31

Components of accumulated other comprehensive loss, net of income taxes
The following table shows the components of accumulated other comprehensive loss, net of income taxes, in the stockholders’ equity section of our consolidated balance sheets at the dates indicated.

	July 31,
(In millions)	2025	2024
Unrealized gain on available-for-sale debt securities	$1	$—
Foreign currency translation adjustments	(51)	(54)
Total accumulated other comprehensive loss	$(50)	$(54)